Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Feb. 21, 2025 USD ($) $ / USD $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Timing of Grants of Certain Equity Awards
It is the practice of the Board of Directors to approve ordinary course annual equity grants at its regularly-scheduled meeting held in February of each year. At this meeting, the Board of Directors approves the portion of each Named Executive Officer’s annual equity award that will be granted as stock options. It is also the Board of Directors’ practice to approve the Company’s Annual Report on Form
10-K
at its regularly scheduled meeting held in February of each year. As a result, annual stock option grants for the fiscal year are typically made shortly before the Company’s announcement of earnings and the filing of the Company’s Annual Report on Form
10-K
for the previously completed fiscal year.
The following table presents information regarding stock options awarded to our Named Executive Officers during 2025 in any period beginning four
business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC.

Name	Grant Date	Number of securities underlying the award (1)	Exercise price of the award ($/Sh)	Grant date fair value of the award (2)
Percentage change in the closing market
price of the securities underlying the
award between the trading day ending
immediately prior to the disclosure of
material nonpublic information and the
trading day beginning immediately
following the disclosure of material
non-public
information
(3)
 (4)

Albert Chao	2/21/2025	37,172	110.15	1,357,521	2.38%
James Chao	2/21/2025	37,172	110.15	1,357,521	2.38%
Jean-Marc Gilson	2/21/2025	26,391	110.15	963,799	2.38%
M. Steven Bender	2/21/2025	19,279	110.15	704,069	2.38%
Robert F. Buesinger	2/21/2025	13,141	110.15	479,909	2.38%

(1)	Represents stock options that vested or will vest in three equal installments on February 21, 2026, February 21, 2027 and February 21, 2028.
(2)
Represents the grant date fair value of the stock option awards calculated in accordance with FASB ASC Topic 718. For a discussion of the related valuation assumptions, please see Note 14 to our consolidated financial statements included in our Annual Report on Form
10-K
for the year ended December 31, 2025.

(3)
The Company filed a Current Report on Form
8-K
in connection with the issuance of a press release announcing its 2024 fourth quarter and full year financial results on February 24, 2025, prior to the open of the NYSE trading session. The closing price of our common stock on February 21, 2025 (the trading day ending immediately prior to the release of earnings) was $109.71 and the closing price of our common stock on February 24, 2025 (the trading day beginning immediately following the release of earnings) was $109.53, representing a percentage change of 0.16%. The Company filed its Annual Report on Form
10-K
for the year ended December 31, 2024 on February 25, 2025, after the close of the NYSE trading session. The closing price of our common stock on February 25, 2025 (the trading day ending immediately prior to the filing of the Form
10-K)
was $112.09 and the closing price of our common stock on February 26, 2025 (the trading day beginning immediately following the filing of the Form
10-K)
was $112.32, representing a percentage change of 0.20%.

(4)	Cumulative percentage change calculated using the closing price of our common stock on the NYSE on February 21, 2025 and February 26, 2025, of $109.71 and $112.32, per share, respectively.

Award Timing Method	It is the practice of the Board of Directors to approve ordinary course annual equity grants at its regularly-scheduled meeting held in February of each year. At this meeting, the Board of Directors approves the portion of each Named Executive Officer’s annual equity award that will be granted as stock options.
Awards Close in Time to MNPI Disclosures, Table
The following table presents information regarding stock options awarded to our Named Executive Officers during 2025 in any period beginning four
business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC.

Name	Grant Date	Number of securities underlying the award (1)	Exercise price of the award ($/Sh)	Grant date fair value of the award (2)
Percentage change in the closing market
price of the securities underlying the
award between the trading day ending
immediately prior to the disclosure of
material nonpublic information and the
trading day beginning immediately
following the disclosure of material
non-public
information
(3)
 (4)

Albert Chao	2/21/2025	37,172	110.15	1,357,521	2.38%
James Chao	2/21/2025	37,172	110.15	1,357,521	2.38%
Jean-Marc Gilson	2/21/2025	26,391	110.15	963,799	2.38%
M. Steven Bender	2/21/2025	19,279	110.15	704,069	2.38%
Robert F. Buesinger	2/21/2025	13,141	110.15	479,909	2.38%

(1)	Represents stock options that vested or will vest in three equal installments on February 21, 2026, February 21, 2027 and February 21, 2028.
(2)
Represents the grant date fair value of the stock option awards calculated in accordance with FASB ASC Topic 718. For a discussion of the related valuation assumptions, please see Note 14 to our consolidated financial statements included in our Annual Report on Form
10-K
for the year ended December 31, 2025.

(3)
The Company filed a Current Report on Form
8-K
in connection with the issuance of a press release announcing its 2024 fourth quarter and full year financial results on February 24, 2025, prior to the open of the NYSE trading session. The closing price of our common stock on February 21, 2025 (the trading day ending immediately prior to the release of earnings) was $109.71 and the closing price of our common stock on February 24, 2025 (the trading day beginning immediately following the release of earnings) was $109.53, representing a percentage change of 0.16%. The Company filed its Annual Report on Form
10-K
for the year ended December 31, 2024 on February 25, 2025, after the close of the NYSE trading session. The closing price of our common stock on February 25, 2025 (the trading day ending immediately prior to the filing of the Form
10-K)
was $112.09 and the closing price of our common stock on February 26, 2025 (the trading day beginning immediately following the filing of the Form
10-K)
was $112.32, representing a percentage change of 0.20%.

(4)	Cumulative percentage change calculated using the closing price of our common stock on the NYSE on February 21, 2025 and February 26, 2025, of $109.71 and $112.32, per share, respectively.

Albert Chao [Member]
Awards Close in Time to MNPI Disclosures
Name		Albert Chao
Underlying Securities | $ / USD		37,172
Exercise Price | $ / shares		$ 110.15
Fair Value as of Grant Date | $		$ 1,357,521
Underlying Security Market Price Change		0.0238
James Chao [Member]
Awards Close in Time to MNPI Disclosures
Name		James Chao
Underlying Securities | $ / USD		37,172
Exercise Price | $ / shares		$ 110.15
Fair Value as of Grant Date | $		$ 1,357,521
Underlying Security Market Price Change		0.0238
Jean-Marc Gilson [Member]
Awards Close in Time to MNPI Disclosures
Name		Jean-Marc Gilson
Underlying Securities | $ / USD		26,391
Exercise Price | $ / shares		$ 110.15
Fair Value as of Grant Date | $		$ 963,799
Underlying Security Market Price Change		0.0238
M. Steven Bender [Member]
Awards Close in Time to MNPI Disclosures
Name		M. Steven Bender
Underlying Securities | $ / USD		19,279
Exercise Price | $ / shares		$ 110.15
Fair Value as of Grant Date | $		$ 704,069
Underlying Security Market Price Change		0.0238
Robert F. Buesinger [Member]
Awards Close in Time to MNPI Disclosures
Name		Robert F. Buesinger
Underlying Securities | $ / USD		13,141
Exercise Price | $ / shares		$ 110.15
Fair Value as of Grant Date | $		$ 479,909
Underlying Security Market Price Change		0.0238